Convertible Notes (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of Convertible Debt

December 31, 2020
Convertible notes—face value	$29,990
Unamortized debt issuance costs	(175)
Unamortized debt discount	(753)
Embedded derivative liability	17

Convertible notes—current	$29,079